Business Description and Going Concern (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
2,000,000